Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 MYR (RM) RM / shares shares	Jun. 30, 2023 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue	RM 22,421,335	$ 5,327,758	RM 22,428,825	RM 34,269,482
Cost of sales	(20,601,771)	(4,895,393)	(20,195,055)	(29,709,433)
Gross profit	1,819,564	432,365	2,233,770	4,560,049
Operating expenses:
Selling and distribution expenses	(469,049)	(111,455)	(453,041)	(902,851)
General and administrative expenses	(6,120,480)	(1,454,348)	(3,332,000)	(3,412,180)
Operating expense	(6,589,529)	(1,565,803)	(3,785,041)	(4,315,031)
Income/(Loss) from operations	(4,769,965)	(1,133,438)	(1,551,271)	245,018
Other income/ (expenses):
Interest income	177,146	42,093	35,391	12,582
Interest expense	(174,978)	(41,578)	(422,433)	(666,872)
Other income	359,608	85,450	106,212	606,707
Other expenses	(478,904)	(113,797)	(5)
Other income (expenses)	(117,128)	(27,832)	(280,835)	(47,583)
Profit/(Loss) before income tax	(4,887,093)	(1,161,270)	(1,832,106)	197,435
Income tax expense	(46,604)	(11,074)	(167,356)	(12,916)
Profit/(Loss) for the year	(4,933,697)	(1,172,344)	(1,999,462)	184,519
Other comprehensive loss:
Exchange differences on translating foreign operations	(1,481,688)	(352,079)	(1,198)	(2,707)
Total comprehensive income/(loss) attributable to equity owners of the Company	RM (6,415,385)	$ (1,524,423)	RM (2,000,660)	RM 181,812
Earnings per share attributable to owners of the Company
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM (0.51)	$ (0.12)	RM (0.18)	RM 0.02
Diluted earnings per share (in Dollars per share) (in Ringgits per share and Dollars per share) | (per share)	RM (0.51)	$ (0.12)	RM (0.18)	RM 0.02
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	12,479,014	12,479,014	11,250,000	11,250,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	12,479,014	12,479,014	11,250,000	11,250,000